Share based compensation reserve - Reserve Summary (Details) $ / shares in Units, € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 16.9
Reserve of share-based payments	18.3
Disclosure of reserves within equity [line items]
Dividends paid, ordinary shares	20.6	$ 24.2	€ 25.3	$ 26.2
Dividends paid, ordinary shares per share | $ / shares		$ 0.17		$ 0.17
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	16.9		26.2
Reserve of share-based payments	€ 18.3		€ 25.6